EATON VANCE MUTUAL FUNDS TRUST*

EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (1933 Act File No. 002-90946) and Eaton Vance Special Investment Trust (1933 Act File No. 002-27962) (the "Co-Registrants”) certify (a) that the form of prospectus and statement of additional information used with respect to the following series of the Co-Registrants, do not differ materially from those contained in Post-Effective Amendment No. 142 (“Amendment No. 142”) to the Co-Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 142 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-14-000945) on June 26, 2014:

Eaton Vance Balanced Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

EATON VANCE MUTUAL FUNDS TRUST

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Deidre E. Walsh

      Deidre E. Walsh, Esq.

      Assistant Secretary

Date:  July 2, 2014

*With respect to its series Eaton Vance Large-Cap Core Research Fund